Employee and Director Benefit Programs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee and Director Benefit Programs
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 759,000	$ 719,000	$ 709,000
Expenses incurred for benefits relating to the postretirement benefit plan	430,000	369,000	447,000
Postretirement Benefits paid	$ 275,000	$ 289,000	$ 288,000